Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Schedule of other assets
Following is a summary of other assets:

	December 31,
	2022	2021
Accounts receivable	2,240	1,389
Prepaid expenses	1,120	3,485
Prepaid fees and commissions	325	349
Interest receivable - deposits	751	12
IT projects under development	425	510
Severance fund	2,026	1,981
Other	481	704
Total	7,368	8,430